NOTE 5. RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
NOTE 5. RELATED PARTY TRANSACTIONS

Note 9 - Related-Party Transactions

From time to time, the Company enters into transactions with its affiliates that are considered to be related-party transactions. As of September 30, 2025 and December 31, 2024, the balances with such affiliates were included in the condensed consolidated balance sheets as due from related parties.

For the nine months ended September 30, 2025 and 2024 the Company paid expenses of $26,979 and $104,033, respectively, on behalf of FAVO Holdings LLC. For the three months ended September 30, 2025 and 2024 the Company paid expenses of $1,722 and $489, respectively, on behalf of FAVO Holdings LLC. These amounts were classified as due from related parties in the condensed consolidated balance sheets. The outstanding balances as of September 30, 2025 and December 31, 2024 from FAVO Holdings LLC were $271 and $15,418, respectively.

The Company has a management agreement with FAVO Holdings LLC under which the FAVO Holdings LLC is paid $85,000 per month for consulting services. Consulting services include operational review and improvement, policy implementation, organizational analysis, introductions for potential M&A/strategic agreements and debt/equity funding, staff training, and performance monitoring. The agreement has a 12-month term and is subject to annual renewal. For the nine months ended September 30, 2025 and 2024 the Company incurred costs of $765,000 and $765,000, respectively, under the management agreement between FAVO Holdings LLC and the Company. For the three months ended September 30, 2025 and 2024, the Company incurred costs of $255,000 and $255,000, respectively, under the management agreement between FAVO Holdings LLC and the Company. There are no outstanding balances due to FAVO Holdings LLC as of September 30, 2025 and December 31, 2024. FAVO Holdings LLC is owned by members Vincent Napolitano, CEO of the Company and Mr. Shaun Quinn, President and Director of the Company.

The Company issued $4,700,000 of senior secured notes to FAVO Holdings LLC to finance the FAVO Group acquisition in 2023. The outstanding balance on this note as of September 30, 2025 and December 31, 2024 was $1,600,000 and $3,200,000, respectively.

The Company issued 15,000,000 shares of common stock to Stewards Investment Capital Limited in July 2023 to serve on the advisory board for a period of 3 years term as per the advisory board agreement. The Company recorded the issuance of shares as stock subscription receivable at the time of issuance, as services are not yet rendered. The Company amortizes the stock subscription receivable over the 3 years term on a straight-line basis. For the nine months ended September 30, 2025 and 2024, the Company amortized an amount of $937,503 each from stock subscription receivable. For the three months ended September 30, 2025 and 2024, the Company amortized an amount of $312,501 each from stock subscription receivable.

On July 17, 2025, the Company entered into a revolving promissory note agreement with VK Nap Family, LLC for $1,500,000, promissory note bears interest at 12% per annum and has a one year term. VK Nap Family LLC is owned by living trusts of Mr. Vincent Napolitano, CEO of the Company and his wife Mrs. Kathleen Napolitano.

On September 17, 2025, the Company entered into a Loan Agreement with Stewards International Funds PCC(on behalf of the Stewards Private Credit Fund) (“Stewards”) to issue up to $50 million of unsecured, unsubordinated notes (each $100,000 face value), fundable between September 1, 2025 and August 31, 2026 (the “Closing date”). Notes bear fixed interest at 8.0% per annum on amounts funded, with the first interest payment due September 1, 2026 and subsequent quarterly payments beginning October 1, 2026. Maturity date is August 31, 2030, with a Company option to request up to a six-month extension (if approved by Stewards) subject to an additional 1% per month fee on the Actual Principal Amount during the extension. The notes are unsecured and unsubordinated. As of September 30, 2025, the Company had not drawn any funds; no notes were outstanding, and no interest had accrued or been recognized as expense.

In connection with the Loan Agreement, the Company will issue to Stewards, within one month after the Closing date, one warrant for every $0.76 of Actual Principal Amount advanced, exercisable at $0.76 per share after the later of the Maturity date or a Liquidity Event, for three years thereafter, with customary anti-dilution protections and a right to fund exercise using the Actual Principal Amount.

On October 30, 2025, the Company entered into Amendment No.1 to the Loan Agreement to increase the aggregate principal amount of the notes from $50 million to $100 million and made related adjustments to the number of notes and warrants.

Variable Interest Entity

Effective August 1, 2025, the Company transferred its 100% interest in FC Sub Fund LLC (the “VIE”) to Forfront Capital LLC for a consideration of $1. The VIE was not previously consolidated by the Company, as the Company was not the primary beneficiary of the VIE. The Company is still continuing its involvement with the entity in the form of a 2% management fee arrangement for managing the VIE’s assets.

Note 7 – Related Party Transactions

During the years ended December 31, 2024 and 2023 the Company incurred costs of $1,020,000 and $510,000, respectively, under the management agreement between FAVO Holdings LLC and the Company.

During the years ended December 31, 2024 and 2023 the Company paid interest on the notes payable of $210,142 and $268,825, respectively, to FAVO Holdings LLC.

During the years ended December 31, 2024 and 2023 the Company paid expenses on behalf of FAVO Holdings LLC in the amount of $119,587 and $5,945, respectively. As at December 31, 2024 and 2023, $15,418 and $135, respectively, remained outstanding.

On July 7, 2023, the Company issued 15,000,000 shares of common stock to a Stewards Investment Capital Limited to serve on the advisory board for a period of 3 years term as per the advisory board agreement. The Company recorded the issuance of shares as stock subscription receivable, as services are not yet rendered and amortizing the same over the 3 years term. For the years ended December 31, 2024 and 2023, the company amortized an amount of $1,250,004 and $729,169, respectively, from stock subscription receivable. During the years ended December 31, 2024 and 2023, Stewards Investment Capital Limited also received cash compensation of $240,000 and 120,000, respectively, for advisory board services.

In 2023, before the FAVO Group acquisition in May 2023 (Note 4) by Stewards, Inc., Favo Group LLC and Fore Funding LLC distributed their profits $296,935 and $888,047, respectively, as per the terms and conditions in the LLC agreements. The profits were distributed to the members of the LLC, respectively, namely Vincent Napolitano and Shaun Quin.

Executive compensation

For the years ended December 31, 2024 and 2023, compensation to executives of the Company was $1,707,261 and $1,581,979, respectively. Below are the details by Executive.

	December 31, 2024		December 31, 2023
	Non - Equity	Equity	Non - Equity	Equity
Chief Executive Officer Vincent Napolitano	$940,491	$—	$879,018	$—
President Shaun Quin	534,166	—	538,963	—
Chief Financial Officer Vaughan Korte	210,763	—	163,998	—
Chief Strategy Officer Glen Steward	21,841	—	—	—
Total	$1,707,261	$—	$1,581,979	$—

Non - Equity compensation includes payroll, compensation under the management and consulting agreements, vehicle allowance, fuel and medical expenses. The compensation under the management agreement includes payments made to FAVO Holdings LLC, which is currently owned 65% by Vincent Napolitano and 35% by Shaun Quin. The compensation under the consulting agreement includes payments made to Korte LLC, a company owned 50% by Vaughan Korte.

During the years ended December 31, 2024 and 2023, the Company incurred costs of $83,482 and $0, respectively, payable to Korte LLC for CFO services. The Company’s CFO has transitioned from a full time consultant to now an Officer of the Company under the employment agreement effective June 1, 2024.

Block 40 L L C 2023 [Member]
NOTE 5. RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Asset Management Fees

The Manager provides management, accounting and administration services to the Company. Management fees for services are as follows: (i) development fees based on the development costs of the Property as defined pursuant to the Eighth Amended and Restated Operating Agreement, including without limitation all costs and fees relating to the acquisition, financing, construction, and development of the project (ii) a commission override fee of 0.5% of total real estate sales and leases, and (iii) an asset management fee of 3% of total monthly revenue. As of December 31, 2023, cumulative development fees paid to the Manager amounted to approximately

$6,915,000, of which approximately $1,063,000 was incurred during the year ended December 31, 2023. For the year ended December 31, 2023, commission override and asset management fees incurred to the Manager amounted to approximately $48,000 and $332,000, respectively. As of December 31, 2023 amounts due to the Manager for commission override and asset management fees amounted to approximately $75,000 and $497,000, respectively, which are included as a component of accounts payable and accrued liabilities in the accompanying consolidated balance sheet.

Loan Guarantee Fees

Certain individuals with indirect ownership in the Manager personally guarantee loans made to the Company to fund operations and capital needs, and earn fees of 1.5% of the loan amount guaranteed. For the year ended December 31, 2023, the loan guarantee fees amounted to approximately $1,260,000. As of December 31, 2023 amounts due to guarantors amounted to approximately $1,057,000, which is included as a component of accounts payable and accrued liabilities in the accompanying consolidated balance sheet.

Administration Services

The Company receives administrative services from an affiliate related by virtue of common management. The affiliate allocates payroll and other employee related costs based on estimated hours devoted to the Property, and receives an administration fee in consideration of the services provided. For the year ended December 31, 2023, administration service fees incurred to the affiliate amounted to approximately $1,083,000. As of December 31, 2023, amounts due to the affiliate for services amounted to approximately $497,000, which is included as a component of accounts payable and accrued liabilities in the accompanying consolidated balance sheet.